Finance costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance costs.
Interest on finance leases and other interest	$ 616,286	$ 486,508
Interest and fees on revolving line of credit (note 16)		532,190
Interest and fees on term loans (note 17)	436,996	644,341
Finance costs	$ 1,053,282	$ 1,663,039